Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—80.8%
	Aerospace/Defense—1.1%
$250,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 254,074
75,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	74,942
	TOTAL	329,016
	Airlines—0.6%
116,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	116,467
52,875	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	52,997
	TOTAL	169,464
	Automotive—2.4%
50,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	51,034
125,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	127,754
250,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	251,080
90,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	91,697
200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	196,987
	TOTAL	718,552
	Banking—0.3%
75,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	75,128
	Building Materials—3.0%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	144,822
150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	127,765
75,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	73,991
225,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	207,437
100,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	99,319
225,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	220,569
	TOTAL	873,903
	Cable Satellite—1.5%
50,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	49,876
200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	207,000
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	50,884
125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	123,706
	TOTAL	431,466
	Chemicals—3.7%
25,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	21,539
240,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	241,897
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	166,691
225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	225,741
225,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	235,905
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	192,029
	TOTAL	1,083,802
	Construction Machinery—0.8%
50,000	Herc Holdings Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	51,511
190,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	190,092
	TOTAL	241,603
	Consumer Cyclical Services—2.0%
75,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	77,728
175,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	180,884

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 50,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	$ 49,704
125,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	123,841
145,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	147,948
	TOTAL	580,105
	Consumer Products—1.6%
225,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	221,210
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	226,456
25,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	24,879
	TOTAL	472,545
	Diversified Manufacturing—1.3%
200,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	204,952
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	178,631
	TOTAL	383,583
	Finance Companies—1.6%
150,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	156,971
50,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	46,649
150,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	149,750
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	123,214
	TOTAL	476,584
	Food & Beverage—3.0%
165,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	163,244
125,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	129,899
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	124,481
180,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	177,765
275,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	282,764
	TOTAL	878,153
	Gaming—5.1%
125,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	123,164
225,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	225,083
150,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	149,479
200,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	205,768
200,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	200,951
200,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	191,639
225,000	PENN Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	221,986
100,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	96,985
100,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2029	97,514
	TOTAL	1,512,569
	Health Care—1.7%
225,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	215,543
75,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	69,949
50,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	50,878
75,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	78,205
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	100,071
	TOTAL	514,646
	Independent Energy—5.7%
250,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	256,192
165,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	167,485
75,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	75,563
275,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	270,037
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	76,797

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$175,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2028	$ 177,405
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	124,674
215,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	203,032
150,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	154,700
175,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	174,703
	TOTAL	1,680,588
	Industrial - Other—1.5%
75,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	75,259
200,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	193,462
175,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	180,138
	TOTAL	448,859
	Insurance - P&C—6.3%
225,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	232,155
275,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	274,901
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	278,853
200,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	206,795
200,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	206,185
300,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	295,400
75,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	78,107
150,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	157,525
125,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	118,881
	TOTAL	1,848,802
	Leisure—2.7%
125,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	125,313
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	150,348
100,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/1/2028	100,830
24,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	24,015
250,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/1/2030	247,322
150,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	150,021
	TOTAL	797,849
	Lodging—1.9%
225,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	231,977
125,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	120,955
200,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	200,426
	TOTAL	553,358
	Media Entertainment—1.4%
50,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	47,123
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	93,815
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	123,386
50,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	47,012
100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	100,064
	TOTAL	411,400
	Metals & Mining—1.7%
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	179,545
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	69,733
250,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	240,603
	TOTAL	489,881
	Midstream—4.6%
150,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	149,869
100,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	100,541

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	$ 258,294
275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	254,927
100,000	DT Midstream, Inc., Sr. Sub. Secd. Note, 144A, 4.125%, 6/15/2029	95,247
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	100,984
65,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	66,358
75,000	Northriver Midstream Fin, 144A, 5.625%, 2/15/2026	74,570
165,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	164,635
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	75,583
	TOTAL	1,341,008
	Oil Field Services—3.2%
250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	250,361
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	179,342
150,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	144,007
96,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	95,893
275,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	279,322
	TOTAL	948,925
	Packaging—2.4%
75,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	76,054
75,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	74,718
225,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	225,113
125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	122,730
200,000	Trivium Packaging Finance B.V., Term Loan - 1st Lien, 144A, 8.250%, 7/15/2030	207,508
	TOTAL	706,123
	Paper—1.7%
250,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	239,172
250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	246,304
	TOTAL	485,476
	Pharmaceuticals—1.4%
250,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	237,815
200,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	168,056
	TOTAL	405,871
	Restaurant—0.8%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	229,462
	Retailers—3.2%
125,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	125,293
165,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	156,856
225,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	225,842
100,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	101,839
230,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	221,563
125,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	124,148
	TOTAL	955,541
	Technology—9.1%
225,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	232,375
75,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	69,804
100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	99,887
150,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	145,345
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	247,040
150,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	149,832
150,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	140,650
150,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	151,491

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$125,000		Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	$ 120,683
150,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	143,259
100,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	98,815
70,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	72,322
25,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	24,657
75,000		Open Text, Inc., 144A, 6.900%, 12/1/2027	77,239
250,000		Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	257,937
125,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	121,844
25,000		Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,039
100,000		Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	106,586
100,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	94,020
310,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	309,654
		TOTAL	2,688,479
		Utility - Electric—3.5%
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	173,479
150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	148,234
150,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	145,839
200,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	208,383
150,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	149,900
65,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	62,878
100,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	100,491
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	52,215
		TOTAL	1,041,419
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,570,340)	23,774,160
	[1]	FLOATING RATE LOANS—16.4%
		Airlines—0.3%
76,656		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.022% (SOFR CME +3.750%), 10/20/2027	77,035
		Building Materials—0.7%
99,000		Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2–1st Lien, 8.280%–8.327% (SOFR CME +4.000%), 1/29/2031	92,799
123,437		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 6.577% (SOFR CME +2.250%), 5/12/2030	123,283
		TOTAL	216,082
		Cable Satellite—0.3%
99,750		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 6.548% (SOFR CME +2.250%), 12/15/2031	99,663
		Chemicals—0.3%
84,892		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B–1st Lien, 6.049% (SOFR CME +1.750%), 12/20/2029	85,034
		Consumer Cyclical Services—1.3%
173,205		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.177% (SOFR CME +3.750%), 5/12/2028	173,368
123,750		Dun & Bradstreet Corp. (The), 2024 Term Loan–1st Lien, 6.575% (SOFR CME +2.250%), 1/18/2029	123,646
90,960		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 7.055% (SOFR CME +2.750%), 2/21/2031	90,960
		TOTAL	387,974
		Consumer Products—0.7%
100,000	[2]	Opal Bidco SAS, USD Term Loan B–1st Lien, TBD, 4/28/2032	100,050
98,977		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 8.061% (SOFR CME +3.500%), 7/21/2028	97,110
		TOTAL	197,160
		Diversified Manufacturing—0.5%
99,500		EMRLD Borrower, LP, 2024 Term Loan B–1st Lien, 6.799% (SOFR CME +2.500%), 8/4/2031	98,941
55,058		EMRLD Borrower, LP, Term Loan B–1st Lien, 6.833% (SOFR CME +2.500%), 5/31/2030	54,745
		TOTAL	153,686

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—1.0%
$247,500		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 6.577% (SOFR CME +2.250%), 2/6/2031	$ 246,339
41,000		Caesars Entertainment, Inc., Term Loan B–1st Lien, 6.577% (SOFR CME +2.250%), 2/6/2030	40,859
		TOTAL	287,198
		Health Care—1.7%
253,695		Medline Borrower, LP, 2024 USD Add-on Term Loan B–1st Lien, 6.577% (SOFR CME +2.250%), 10/23/2028	253,401
141,291		Parexel International Corp., 2025 Term Loan B–1st Lien, 6.827% (SOFR CME +2.500%), 11/15/2028	141,258
94,955		Vizient, Inc., 2024 Term Loan B–1st Lien, 6.077% (SOFR CME +1.750%), 8/1/2031	95,044
		TOTAL	489,703
		Industrial - Other—0.9%
99,000		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.427% (SOFR CME +4.000%), 3/25/2031	96,504
96,128		Filtration Group Corp., 2025 USD Term Loan B–1st Lien, 7.327% (SOFR CME +3.000%), 10/21/2028	96,382
69,750		SPX Flow, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.327% (SOFR CME +3.000%), 4/5/2029	69,925
		TOTAL	262,811
		Insurance - P&C—2.3%
150,000		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.885%–7.203% (SOFR CME +2.750%), 2/15/2031	148,875
198,005		HUB International Ltd., 2025 Term Loan B–1st Lien, 6.769% (SOFR CME +2.500%), 6/20/2030	197,932
99,003		Jones DesLauriers Insurance Management, Inc., 2025 Term Loan B–1st Lien, 7.030% (SOFR CME +2.750%), 3/15/2030	97,724
149,250		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 7.327% (SOFR CME +3.000%), 7/31/2031	149,353
91,936		Truist Insurance Holdings LLC, 2024 Term Loan B–1st Lien, 7.049% (SOFR CME +2.750%), 5/6/2031	91,667
		TOTAL	685,551
		Leisure—0.4%
123,752		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 6.327% (SOFR CME +2.000%), 12/4/2031	122,978
		Media Entertainment—0.7%
119,079		Emerald X, Inc., 2025 Term Loan B–1st Lien, 8.077% (SOFR CME +3.750%), 1/30/2032	119,377
97,250		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 8.549% (SOFR CME +4.250%), 6/24/2029	96,278
		TOTAL	215,655
		Packaging—1.3%
203,825		Charter NEX US, Inc., 2024 Term Loan B1–1st Lien, 7.092% (SOFR CME +2.750%), 11/29/2030	204,126
163,390		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.502% (SOFR CME +3.175%), 4/13/2029	162,629
		TOTAL	366,755
		Pharmaceuticals—0.8%
250,000		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 10.587% (SOFR CME +6.250%), 10/8/2030	236,910
		Technology—3.2%
172,785		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 7.327% (SOFR CME +3.000%), 2/15/2029	171,952
147,086		Cloud Software Group, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.799% (SOFR CME +3.500%), 3/29/2029	146,627
98,748		Proofpoint, Inc., 2024 Term Loan–1st Lien, 7.327% (SOFR CME +3.000%), 8/31/2028	98,652
98,500		Quartz Acquireco LLC, 2025 Term Loan B–1st Lien, 6.549% (SOFR CME +2.250%), 6/28/2030	98,439
98,503		Renaissance Holding Corp., 2024 1st Lien Term Loan–1st Lien, 8.280% (SOFR CME +4.000%), 4/5/2030	90,653
75,000	[2]	Shift4 Payments, LLC, 2025 Term Loan–1st Lien, TBD, 5/7/2032	75,437
99,250		UKG, Inc., 2024 Term Loan B–1st Lien, 7.329% (SOFR CME +3.000%), 2/10/2031	99,409
145,705		VS Buyer, LLC, 2024 1st Lien Term Loan B–1st Lien, 7.019% (SOFR CME +2.750%), 4/12/2031	145,705
		TOTAL	926,874
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $4,813,736)	4,811,069
		ASSET-BACKED SECURITY—0.1%
		Automotive—0.1%
32,071		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029 (IDENTIFIED COST $32,066)	32,187

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.4%
705,446	Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[3] (IDENTIFIED COST $705,446)	$ 705,446
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $29,121,588)	29,322,862
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	81,603
	NET ASSETS—100%	$29,404,465
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2025	$585,360
Purchases at Cost	$2,156,664
Proceeds from Sales	$(2,036,578)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2025	$705,446
Shares Held as of 5/31/2025	705,446
Dividend Income	$5,746

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at May 31, 2025 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$23,774,160	$—	$23,774,160
Floating Rate Loans	—	4,811,069	—	4,811,069
Asset-Backed Securities	—	32,187	—	32,187
Investment Company	705,446	—	—	705,446
TOTAL SECURITIES	$705,446	$28,617,416	$—	$29,322,862

The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar